                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

               Report of the Calendar Quarter Ending June 30, 2004

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694

Business Address:

45 Milk Street   Boston   MA      02109
Street           City     State   Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 26th day of July 2004.

                                        Appleton Partners, Inc.
                                        (Name of Institutional Investment Mgr.)


                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   128
Form 13F Information Table Value Total:   252,496,123 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

---   --------------------   -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Jun-04

                                           Security
Security                                     Type          Cusip     Market Value   Quantity
-------------------------------------   --------------   ---------   ------------   --------
Master Group

3M CO COM                               COMMON STOCK     88579Y101      7,068,755     78,533
ALLSTATE CORP COM                       COMMON STOCK     020002101        204,820      4,400
AMERICAN EXPRESS CO COM                 COMMON STOCK     025816109      4,805,469     93,528
AMERICAN INTL GROUP COM                 COMMON STOCK     026874107      2,167,910     30,414
AMGEN INC COM                           COMMON STOCK     031162100        649,492     11,902
ANHEUSER BUSCH COS INC COM              COMMON STOCK     035229103        557,496     10,324
APACHE CORP COM                         COMMON STOCK     037411105      6,730,652    154,550
APOLLO GROUP INC CL A                   COMMON STOCK     037604105      3,102,952     35,145
APPLETON EQUITY GROWTH FUND             MUTUAL FUNDS     038042107      2,188,421    331,077
APPLIED MATLS INC COM                   COMMON STOCK     038222105      2,670,929    136,133
ATLAS CONS MNG&DEV CP CL B              COMMON STOCK     049249303          3,827     76,533
AUTOMATIC DATA PROCESS COM              COMMON STOCK     053015103        231,052      5,517
AVON PRODS INC COM                      COMMON STOCK     054303102      5,458,131    118,295
BANK OF AMERICA CORP COM                COMMON STOCK     060505104      8,868,359    104,802
BANKNORTH GROUP                         COMMON STOCK     06646R107        410,255     12,631
BELLSOUTH CORP COM                      COMMON STOCK     079860102        237,448      9,056
BJ SVCS CO COM                          COMMON STOCK     055482103        538,391     11,745
BORG WARNER INC COM                     COMMON STOCK     099724106      4,244,815     96,980
BP PLC SPONSORED ADR                    COMMON STOCK     055622104      1,106,488     20,655
BRINKER INTL INC COM                    COMMON STOCK     109641100      3,466,421    101,595
BRISTOL MYERS SQUIBB COM                COMMON STOCK     110122108        772,093     31,514
CARLISLE COS INC COM                    COMMON STOCK     142339100        354,825      5,700
CATERPILLAR INC DEL COM                 COMMON STOCK     149123101      3,141,852     39,550
CENTEX CORP COM                         COMMON STOCK     152312104        675,727     14,770
CHECK POINT SOFTWARE ORD                COMMON STOCK     M22465104      1,937,882     71,800
CHEVRONTEXACO CORP COM                  COMMON STOCK     166764100        427,918      4,547
CISCO SYS INC COM                       COMMON STOCK     17275R102      3,727,086    157,261
CITIGROUP INC COM                       COMMON STOCK     172967101      5,011,630    107,777
COCA COLA CO COM                        COMMON STOCK     191216100      1,176,436     23,305

                                        Investment Discretion     Voting Authority
                                        ---------------------   --------------------
                                        Sole   Shared   Other   Sole   Shared   None
Security                                 (A)     (B)     (C)     (A)     (B)     (C)
-------------------------------------   ----   ------   -----   ----   ------   ----
Master Group

3M CO COM                                 X                       X
ALLSTATE CORP COM                         X                       X
AMERICAN EXPRESS CO COM                   X                       X
AMERICAN INTL GROUP COM                   X                       X
AMGEN INC COM                             X                       X
ANHEUSER BUSCH COS INC COM                X                       X
APACHE CORP COM                           X                       X
APOLLO GROUP INC CL A                     X                       X
APPLETON EQUITY GROWTH FUND               X                       X
APPLIED MATLS INC COM                     X                       X
ATLAS CONS MNG&DEV CP CL B                X                       X
AUTOMATIC DATA PROCESS COM                X                       X
AVON PRODS INC COM                        X                       X
BANK OF AMERICA CORP COM                  X                       X
BANKNORTH GROUP                           X                       X
BELLSOUTH CORP COM                        X                       X
BJ SVCS CO COM                            X                       X
BORG WARNER INC COM                       X                       X
BP PLC SPONSORED ADR                      X                       X
BRINKER INTL INC COM                      X                       X
BRISTOL MYERS SQUIBB COM                  X                       X
CARLISLE COS INC COM                      X                       X
CATERPILLAR INC DEL COM                   X                       X
CENTEX CORP COM                           X                       X
CHECK POINT SOFTWARE ORD                  X                       X
CHEVRONTEXACO CORP COM                    X                       X
CISCO SYS INC COM                         X                       X
CITIGROUP INC COM                         X                       X
COCA COLA CO COM                          X                       X

COLGATE PALMOLIVE CO COM                COMMON STOCK     194162103        391,030      6,690
CONAGRA FOODS INC COM                   COMMON STOCK     205887102        396,045     14,625
DANAHER CORP DEL COM                    COMMON STOCK     235851102        618,570     11,930
DELL INC COM                            COMMON STOCK     24702R101        302,321      8,440
DIEBOLD INC COM                         COMMON STOCK     253651103      1,173,185     22,190
DISNEY WALT CO COM DISNEY               COMMON STOCK     254687106        683,259     26,805
DNAPRINT GENOMICS INC COM               COMMON STOCK     23324Q103          2,550    100,000
DU PONT E I DE NEMOURS COM              COMMON STOCK     263534109        391,696      8,818
ECOLAB INC COM                          COMMON STOCK     278865100      1,812,447     57,175
ENERGAS RES INC COM                     COMMON STOCK     29265E108          8,000     20,000
EXPEDITORS INTL WASH COM                COMMON STOCK     302130109      4,106,218     83,105
EXPRESS SCRIPTS INC COM                 COMMON STOCK     302182100      1,028,405     12,980
EXXON MOBIL CORP COM                    COMMON STOCK     30231G102     12,594,487    283,596
FEDERATED EQUITY FDS KAUFMANN CL A      MUTUAL FUNDS     314172677        185,927     35,618
FEDERATED INCOME TR INSTL SHRS          MUTUAL FUNDS     314199100        153,333     14,772
FEDERATED INVS INC PA CL B              COMMON STOCK     314211103        483,164     15,925
FEDERATED STK TR SH BEN INT             MUTUAL FUNDS     313900102        249,087      7,111
FEDERATED TOTAL RETURN TOTL RET INSTL   MUTUAL FUNDS     31428Q101        161,887     15,258
FIRST HORIZON NATL CP COM               COMMON STOCK     320517105        871,887     19,175
FLEXTRONICS INTL LTD ORD                COMMON STOCK     Y2573F102      3,832,338    240,272
FOREST LABS INC COM                     COMMON STOCK     345838106      3,408,277     60,185
FRIEDMAN BILLINGS RMSY CL A             COMMON STOCK     358434108      3,280,173    165,749
GANNETT INC COM                         COMMON STOCK     364730101        201,519      2,375
GENERAL ELEC CO COM                     COMMON STOCK     369604103      8,155,598    251,716
GILLETTE CO COM                         COMMON STOCK     375766102      3,116,018     73,491
GLYCOGENESYS INC COM                    COMMON STOCK     37989P101         19,500     30,000
HARLEY DAVIDSON INC COM                 COMMON STOCK     412822108        416,546      6,725
HOME DEPOT INC COM                      COMMON STOCK     437076102        469,146     13,328
ILLINOIS TOOL WKS INC COM               COMMON STOCK     452308109        537,176      5,602
INTEL CORP COM                          COMMON STOCK     458140100      8,019,152    290,549
INTERNATIONAL BUS MACH COM              COMMON STOCK     459200101      2,290,049     25,979
INTERNATIONAL GAME TECHNOLOGY           COMMON STOCK     459902102        488,290     12,650
ISHARES TR MSCI EAFE IDX                COMMON STOCK     464287465        293,150      2,050
J P MORGAN CHASE & CO COM               COMMON STOCK     46625H100        398,439     10,277
JABIL CIRCUIT INC COM                   COMMON STOCK     466313103      1,871,503     74,325
JOHNSON & JOHNSON COM                   COMMON STOCK     478160104      4,910,401     88,158
KELLOGG CO COM                          COMMON STOCK     487836108        230,886      5,517
LABORATORY AMER HLDGS COM NEW           COMMON STOCK     50540R409        713,012     17,960
LEXMARK INTL NEW CL A                   COMMON STOCK     529771107      1,050,246     10,880
LILLY ELI & CO COM                      COMMON STOCK     532457108      2,915,107     41,698
LOWES COS INC COM                       COMMON STOCK     548661107      3,695,316     70,320

COLGATE PALMOLIVE CO COM                  X                       X
CONAGRA FOODS INC COM                     X                       X
DANAHER CORP DEL COM                      X                       X
DELL INC COM                              X                       X
DIEBOLD INC COM                           X                       X
DISNEY WALT CO COM DISNEY                 X                       X
DNAPRINT GENOMICS INC COM                 X                       X
DU PONT E I DE NEMOURS COM                X                       X
ECOLAB INC COM                            X                       X
ENERGAS RES INC COM                       X                       X
EXPEDITORS INTL WASH COM                  X                       X
EXPRESS SCRIPTS INC COM                   X                       X
EXXON MOBIL CORP COM                      X                       X
FEDERATED EQUITY FDS KAUFMANN CL A        X                       X
FEDERATED INCOME TR INSTL SHRS            X                       X
FEDERATED INVS INC PA CL B                X                       X
FEDERATED STK TR SH BEN INT               X                       X
FEDERATED TOTAL RETURN TOTL RET INSTL     X                       X
FIRST HORIZON NATL CP COM                 X                       X
FLEXTRONICS INTL LTD ORD                  X                       X
FOREST LABS INC COM                       X                       X
FRIEDMAN BILLINGS RMSY CL A               X                       X
GANNETT INC COM                           X                       X
GENERAL ELEC CO COM                       X                       X
GILLETTE CO COM                           X                       X
GLYCOGENESYS INC COM                      X                       X
HARLEY DAVIDSON INC COM                   X                       X
HOME DEPOT INC COM                        X                       X
ILLINOIS TOOL WKS INC COM                 X                       X
INTEL CORP COM                            X                       X
INTERNATIONAL BUS MACH COM                X                       X
INTERNATIONAL GAME TECHNOLOGY             X                       X
ISHARES TR MSCI EAFE IDX                  X                       X
J P MORGAN CHASE & CO COM                 X                       X
JABIL CIRCUIT INC COM                     X                       X
JOHNSON & JOHNSON COM                     X                       X
KELLOGG CO COM                            X                       X
LABORATORY AMER HLDGS COM NEW             X                       X
LEXMARK INTL NEW CL A                     X                       X
LILLY ELI & CO COM                        X                       X
LOWES COS INC COM                         X                       X

MASCO CORP COM                          COMMON STOCK     574599106      3,581,802    114,875
MEDTRONIC INC COM                       COMMON STOCK     585055106      1,148,623     23,576
MERCK & CO INC COM                      COMMON STOCK     589331107      3,708,752     78,079
MERRILL LYNCH & CO INC COM              COMMON STOCK     590188108      5,106,400     94,598
MICROSOFT CORP COM                      COMMON STOCK     594918104      5,345,090    187,153
NEWELL RUBBERMAID INC COM               COMMON STOCK     651229106      1,854,150     78,900
NIKE INC CL B                           COMMON STOCK     654106103        600,319      7,925
NOKIA CORP SPONSORED ADR                COMMON STOCK     654902204        341,792     23,507
NORTHERN TR CORP COM                    COMMON STOCK     665859104        414,344      9,800
OFFICE DEPOT INC COM                    COMMON STOCK     676220106        396,402     22,133
OMNICOM GROUP INC COM                   COMMON STOCK     681919106      1,440,013     18,975
ORACLE CORP COM                         COMMON STOCK     68389X105        259,513     21,753
PATTERSON DENTAL CO COM                 COMMON STOCK     703395103      1,540,891     20,145
PEPSICO INC COM                         COMMON STOCK     713448108      3,956,247     73,427
PFIZER INC COM                          COMMON STOCK     717081103      7,771,276    226,700
PHARMACEUTICAL PROD COM                 COMMON STOCK     717124101      2,623,408     82,575
POLARIS INDS INC COM                    COMMON STOCK     731068102      1,918,464     39,968
PPG INDS INC COM                        COMMON STOCK     693506107        254,209      4,068
PRAXAIR INC COM                         COMMON STOCK     74005P104      4,288,369    107,451
PROCTER & GAMBLE CO COM                 COMMON STOCK     742718109      4,920,545     90,385
PULTE HOMES INC COM                     COMMON STOCK     745867101      3,839,554     73,795
QUALCOMM INC COM                        COMMON STOCK     747525103      1,147,975     15,730
QUEST DIAGNOSTICS INC COM               COMMON STOCK     74834L100      2,902,317     34,165
ROYAL DUTCH PETE CO NY REG EUR .56      COMMON STOCK     780257804        388,662      7,522
SAFECO CORP COM                         COMMON STOCK     786429100      3,410,000     77,500
SANMINA SCI CORP COM                    COMMON STOCK     800907107        370,588     40,724
SBC COMMUNICATIONS INC COM              COMMON STOCK     78387G103        680,528     28,063
SCHEIN HENRY INC COM                    COMMON STOCK     806407102        334,642      5,300
SCHLUMBERGER LTD COM                    COMMON STOCK     806857108      2,323,704     36,588
SCOTTS CO CL A                          COMMON STOCK     810186106      1,729,551     27,075
SCRIPPS E W CO OHIO CL A                COMMON STOCK     811054204      1,239,000     11,800
SEA CONTAINERS LTD CL A                 COMMON STOCK     811371707        399,246     22,775
SHELL TRANS&TRAD PLC ADR NY SHS NEW     COMMON STOCK     822703609        669,382     14,975
SOUTHTRUST CORP COM                     COMMON STOCK     844730101      1,120,445     28,870
SPDR TR UNIT SER 1                      COMMON STOCK     78462F103        347,599      3,035
SPRINT CORP EQUITY UNIT                 CONVERTIBLE PR   852061605        115,640     12,250
STANLEY WKS COM                         COMMON STOCK     854616109        766,656     16,820
STATE STR CORP COM                      COMMON STOCK     857477103      1,105,558     22,544
SYMANTEC CORP COM                       COMMON STOCK     871503108      2,379,005     54,340
SYSCO CORP COM                          COMMON STOCK     871829107        346,289      9,654
TARGET CORP COM                         COMMON STOCK     87612E106        560,816     13,205

MASCO CORP COM                            X                       X
MEDTRONIC INC COM                         X                       X
MERCK & CO INC COM                        X                       X
MERRILL LYNCH & CO INC COM                X                       X
MICROSOFT CORP COM                        X                       X
NEWELL RUBBERMAID INC COM                 X                       X
NIKE INC CL B                             X                       X
NOKIA CORP SPONSORED ADR                  X                       X
NORTHERN TR CORP COM                      X                       X
OFFICE DEPOT INC COM                      X                       X
OMNICOM GROUP INC COM                     X                       X
ORACLE CORP COM                           X                       X
PATTERSON DENTAL CO COM                   X                       X
PEPSICO INC COM                           X                       X
PFIZER INC COM                            X                       X
PHARMACEUTICAL PROD COM                   X                       X
POLARIS INDS INC COM                      X                       X
PPG INDS INC COM                          X                       X
PRAXAIR INC COM                           X                       X
PROCTER & GAMBLE CO COM                   X                       X
PULTE HOMES INC COM                       X                       X
QUALCOMM INC COM                          X                       X
QUEST DIAGNOSTICS INC COM                 X                       X
ROYAL DUTCH PETE CO NY REG EUR .56        X                       X
SAFECO CORP COM                           X                       X
SANMINA SCI CORP COM                      X                       X
SBC COMMUNICATIONS INC COM                X                       X
SCHEIN HENRY INC COM                      X                       X
SCHLUMBERGER LTD COM                      X                       X
SCOTTS CO CL A                            X                       X
SCRIPPS E W CO OHIO CL A                  X                       X
SEA CONTAINERS LTD CL A                   X                       X
SHELL TRANS&TRAD PLC ADR NY SHS NEW       X                       X
SOUTHTRUST CORP COM                       X                       X
SPDR TR UNIT SER 1                        X                       X
SPRINT CORP EQUITY UNIT                   X                       X
STANLEY WKS COM                           X                       X
STATE STR CORP COM                        X                       X
SYMANTEC CORP COM                         X                       X
SYSCO CORP COM                            X                       X
TARGET CORP COM                           X                       X

TELLABS INC COM                         COMMON STOCK     879664100         97,014     11,100
TERADYNE INC COM                        COMMON STOCK     880770102        637,461     28,082
TEVA PHARMACEUTCL INDS ADR              COMMON STOCK     881624209        500,491      7,450
TEXAS INSTRS INC COM                    COMMON STOCK     882508104        218,031      9,017
TIME WARNER INC COM                     COMMON STOCK     887317105        598,564     34,048
TRIBUNE CO NEW COM                      COMMON STOCK     896047107      3,938,071     86,475
UNITED TECHNOLOGIES CP COM              COMMON STOCK     913017109      3,642,734     39,820
VERIZON COMMUNICATIONS COM              COMMON STOCK     92343V104      3,331,362     92,052
VODAFONE GROUP PLC NEW SPONSORED ADR    COMMON STOCK     92857W100        217,972      9,863
WAL MART STORES INC COM                 COMMON STOCK     931142103      3,329,895     63,114
WEATHERFORD INTL LTD COM                COMMON STOCK     G95089101      2,190,751     48,705
WELLS FARGO & CO NEW COM                COMMON STOCK     949746101      4,402,589     76,928
WHOLE FOODS MKT INC COM                 COMMON STOCK     966837106        917,752      9,615
WYETH COM                               COMMON STOCK     983024100        517,775     14,319
YUM BRANDS INC COM                      COMMON STOCK     988498101        209,176      5,620
ZEBRA TECHNOLOGIES CP CL A              COMMON STOCK     989207105        731,148      8,404
ZIMMER HLDGS INC COM                    COMMON STOCK     98956P102      1,504,692     17,060
                                                                      -----------
                                                                      252,496,123

TOTAL PORTFOLIO                                                       252,496,123

TELLABS INC COM                           X                       X
TERADYNE INC COM                          X                       X
TEVA PHARMACEUTCL INDS ADR                X                       X
TEXAS INSTRS INC COM                      X                       X
TIME WARNER INC COM                       X                       X
TRIBUNE CO NEW COM                        X                       X
UNITED TECHNOLOGIES CP COM                X                       X
VERIZON COMMUNICATIONS COM                X                       X
VODAFONE GROUP PLC NEW SPONSORED ADR      X                       X
WAL MART STORES INC COM                   X                       X
WEATHERFORD INTL LTD COM                  X                       X
WELLS FARGO & CO NEW COM                  X                       X
WHOLE FOODS MKT INC COM                   X                       X
WYETH COM                                 X                       X
YUM BRANDS INC COM                        X                       X
ZEBRA TECHNOLOGIES CP CL A                X                       X
ZIMMER HLDGS INC COM                      X                       X



TOTAL PORTFOLIO